SUMMARY OF INTEREST EXPENSE (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Interest expense - convertible notes			$ 131,623	$ 274,857
Interest expense - notes payable			260,155	34,331
Interest expense - notes payable - related party			9,992	35,096
Finance lease			15,967	22,892
Other	$ 113,693	$ 57,209	10,031	37,126
Amortization of debt discount	$ 1,549,752	$ 1,448,308	2,906,645	2,110,645
Total Interest Expense			$ 3,334,413	$ 2,514,947